Note Employee benefits (Corporation unfunded postretirement health care benefit plan and the related amounts recognized in the consolidated financial statements) (Detail) - Postretirement Health Care Benefit Plan - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2017
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 165,999	$ 161,818
Service cost	1,156	1,470	$ 1,457
Interest cost	6,021	6,356	6,846
Benefits paid	(6,509)	(5,360)
Actuarial loss (gain)	(4,302)	1,715
Benefit obligation at end of year	162,365	165,999	161,818
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net prior service cost (credit)	(7,270)	(11,070)		$ (3,800)
Net loss	21,135	26,536
Accumulated other comprehensive loss	13,865	15,466	10,947
Reconciliation Of Net Liabilities Abstract:
Net liabilities at beginning of year	(165,999)	(161,818)
Accumulated other comprehensive loss	15,466	10,947
Amount prepaid (accued) at beginning of year	(150,533)	(150,871)
Net periodic benefit income (cost)	(4,476)	(5,022)
Contributions	6,509	5,360
Amount prepaid (accrued) at end of year	(148,500)	(150,533)	(150,871)
Accumulated other comprehensive loss	(13,865)	(15,466)	(10,947)
Net liabilities at end of year	$ (162,365)	$ (165,999)	$ (161,818)